Intangible assets and goodwill (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	$ 34,726	$ 34,866
Additional	7,380	0
Impairment losses	(140)	(140)
Total increase (decrease)	7,240	(140)
Goodwill Ending Balance	41,966	34,726
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	38,120	38,120
Additional	7,380	0
Impairment losses	0	0
Total increase (decrease)	7,380	0
Goodwill Ending Balance	45,500	38,120
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	(3,394)	(3,254)
Additional	0	0
Impairment losses	(140)	(140)
Total increase (decrease)	(140)	(140)
Goodwill Ending Balance	(3,534)	(3,394)
SQM Industrial S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
SQM Industrial S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	3,214	3,214
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	3,214	3,214
SQM Industrial S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	(3,214)	(3,214)
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	(3,214)	(3,214)
SQM S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	22,255	22,255
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	22,255	22,255
SQM S.A [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	22,255	22,255
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	22,255	22,255
SQM S.A [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
SQM Iberian S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	148	148
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	148	148
SQM Iberian S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	148	148
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	148	148
SQM Iberian S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
SQM Investment Corporation N.V. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	86	86
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	86	86
SQM Investment Corporation N.V. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	86	86
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	86	86
SQM Investment Corporation N.V. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
Soquimich Comercial S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	140	280
Additional	0	0
Impairment losses	(140)	(140)
Total increase (decrease)	(140)	(140)
Goodwill Ending Balance	0	140
Soquimich Comercial S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	320	320
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	320	320
Soquimich Comercial S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	(180)	(40)
Additional	0	0
Impairment losses	(140)	(140)
Total increase (decrease)	(140)	(140)
Goodwill Ending Balance	(320)	(180)
Soquimich European Holding B.V. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	11,373	11,373
Additional	10	0
Impairment losses	0	0
Total increase (decrease)	10	0
Goodwill Ending Balance	11,383	11,373
Soquimich European Holding B.V. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	11,373	11,373
Additional	10	0
Impairment losses	0	0
Total increase (decrease)	10	0
Goodwill Ending Balance	11,383	11,373
Soquimich European Holding B.V. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	0	0
Sqm Holland Bv [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0
Additional	7,370
Impairment losses	0
Total increase (decrease)	7,370
Goodwill Ending Balance	7,370	0
Sqm Holland Bv [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0
Additional	7,370
Impairment losses	0
Total increase (decrease)	7,370
Goodwill Ending Balance	7,370	0
Sqm Holland Bv [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0
Additional	0
Impairment losses	0
Total increase (decrease)	0
Goodwill Ending Balance	0	0
SQM Potasio S.A. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	724	724
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	724	724
SQM Potasio S.A. [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	724	724
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	724	724
SQM Potasio S.A. [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	0	0
Additional	0	0
Impairment losses	0	0
Total increase (decrease)	0	0
Goodwill Ending Balance	$ 0	$ 0